INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 4,482	$ 5,767	$ 12,043
Foreign (mainly US)	(167)	3,284	1,593
Income tax expenses	4,315	9,051	13,636
Current and deferred:
Current	3,340	10,793	13,584
Deferred	(681)	(1,916)	(31)
Income tax expenses	$ 4,315	$ 9,051	$ 13,636